Memorandum accounts	12 Months Ended
Dec. 31, 2017
Memorandum accounts
Memorandum accounts

31. Memorandum accounts

Memorandum items relate to balances representing rights, obligations and other legal matters that in the future may have an impact on net assets, as well as any other balances needed to reflect all transactions performed by the Bank, although they may not impact on their net assets, including contingent commitments and financial instruments received as collateral in OTC derivative transactions, reverse repurchase agreements and securities loans transactions in which the lender is the Bank.

a)   Contingent commitments

Contingent commitments include those irrevocable commitments that could give rise to the recognition of financial assets.

The breakdown is as follows:

Contingent commitments	12/31/2016	12/31/2017

Available lines of credit cards and non-revolving consumer loans	140,658	136,649
Guarantees, documentary credits and loan commitments of commercial and public sector loans	61,753	78,381
Guarantees, documentary credits and loan commitments of commercial loans (SMEs)	312	432
Total	202,723	215,462

At December 31, 2016 and 2017, the Bank had recognized provisions for off-balance sheet risk of 874 million pesos and 1,032 million pesos, respectively, to cover contingent liabilities arising from available lines of credit cards and non-revolving consumer loans (see Note 24).

A significant portion of the guarantees and loan commitments will expire without any payment obligation materializing for the Bank and, therefore, the aggregate balance of these commitments cannot be considered an actual future need for financing or liquidity to be provided by the Bank to third parties.

Income from guarantee instruments is recognized under Fee and commission income in the consolidated income statements and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee.

b)   Financial instruments received as collateral

Financial instruments include those securities received by the Bank in which there is not transfer of the contractual rights or risk and rewards of the financial instruments that could give rise to the recognition of financial assets since the Bank received them to engage in OTC derivatives transactions, reverse repurchase agreements and securities loan transactions in which the lender is the Bank.

The breakdown is as follows:

Financial instruments received as collateral	12/31/2016	12/31/2017

Debt instruments received in OTC derivatives transactions	5,215	3,783
Debt instruments received in reverse repurchase agreement transactions	42,360	51,693
Equity instruments received in securities loans transactions	3	7
Total	47,578	55,483